Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations

	From April 1, 2024 to March 17, 2025	For the years ended March 31, 2024
Revenue	$130,615	1,999,056
Net loss	$(1,451,327)	462,886

	From April 1, 2024 to March 17, 2025	For the years ended March 31, 2024
Net cash used in operating activities	$(3,182,287)	(1,500,154)
Net cash provided by investing activities	—	4,788
Net cash provided by (used in) financing activities	—	—
Effects of exchange rate changes on cash	1,649,736	(559,935)
Net decrease in cash and cash equivalents – Discontinued operations	$(1,532,551)	(2,055,301)